          Harbor International & Global Funds

               Supplement to Prospectus dated March 1, 2011

Harbor Global Value Fund

The following replaces the information contained on page 7 of the current prospectus with respect to Harbor Global Value Fund's exposure to emerging markets issuers:

Emerging market exposure is limited to 25% of the Fund's total assets, determined at the time of purchase.

May 13, 2011

Investors Should Retain This Supplement For Future Reference